Loans payable - Disclosure of Loans and Payables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Disclosure Of Loans And Borrowings [Abstract]
Current	$ 3,196
Total	$ 3,196	$ 4,588